LEASE OPERATING AND WORKOVER EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
LEASE OPERATING AND WORKOVER EXPENSE
Lease operating expense	$ (28,205)	$ (17,127)	$ (11,259)
Workover expense	(5,753)	(5,289)	(1,678)
Total lease operating and workover expense	$ (33,958)	$ (22,416)	$ (12,937)